Income Tax (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for income taxes [Abstract]
Current	$ (1,535,193)	$ (77,110)	$ (123,001)
Deferred	129,034
Less from discontinued operations		(767)	(58,386)
Total from continuing operations	$ (1,406,159)	$ (76,343)	$ (64,615)